Share Based Compensation (PSU Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement, Performance Shares [Line Items]
Performance shares, compensation cost accrued	$ 5,350,000	$ 4,300,000
Performance Share Units [Member}
Share-based Compensation Arrangement, Performance Shares [Line Items]
Peformance shares, expense (recovery)	1,490,000	3,222,000
Performance shares, unrecognized compensation cost	4,834,000	4,061,000
Performance shares, compensation cost accrued	$ 5,350,000	$ 4,300,000